Cover	3 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	VITALITY BIOPHARMA, INC.
Entity Central Index Key	0001438943
Entity Primary SIC Number	8731
Entity Tax Identification Number	75-3268988
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1901 Avenue of the Stars
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address Postal Zip Code	90067
City Area Code	(530)
Local Phone Number	231-7800
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false